DEAN WITTER HIGH YIELD SECURITIES INC.  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                        YORK 10048
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997

DEAR SHAREHOLDER:

During the twelve-month period ended August 31, 1997, the high-yield market, benefiting from a healthy economy, improved credit quality and a relatively favorable interest-rate environment, posted strong returns relative to other sectors of the fixed-income market. This sector's overall vitality came despite some market weakness in April following the Federal Reserve Board's rate hike on March 25.

Continued strength in the economy has resulted in solid earnings improvements on the part of many high-yield companies during the first two quarters of 1997 and has provided the fuel for the sharp equity market advance experienced over the past year. Many high-yield companies have taken advantage of higher equity valuations to raise equity and strengthen their individual balance sheets. The resulting credit quality improvement has helped keep the high-yield market's performance strong relative to many of the other fixed-income markets.

PERFORMANCE AND PORTFOLIO STRATEGY

During this fiscal year, on July 28, 1997, Dean Witter High Yield Securities began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. Existing shares of the Fund were designated Class D shares. Because the distribution arrangement for Class A most closely resembles the distribution arrangement prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), and because of the high eligibility requirement of Class D, historical performance information for Class A has been restated to reflect the maximum sales charge applicable to Class A (4.25 percent) and the effect of Class A's 12b-1 fee. In addition, the Fund's Class D performance has been restated to reflect the absence of any sales charge. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

Dean Witter High Yield Securities' Class D shares produced a total return of
15.01 percent for the twelve-month period ended August 31, 1997. During the same period, the Fund's Class A shares produced a total return of 14.73 percent (excluding Class A's front-end sales charge). The Fund's

              [GRAPH]
  PAST PERFORMANCE IS NOT PREDICTIVE
OF FUTURE RETURNS.
 Prior to July 28, 1997 the fund
 offered only one class of
 shares. Because the
 distribution arrangement for
 Class A most closely resembled
 the distribution arrangement
 applicable prior to the
 implementation of multiple
 classes (i.e., Class A is sold
 with a front-end sales charge),
 historical performance
 information has been restated
 to reflect the actual maximum
 sales charge applicable to
 Class A (i.e., 4.25%) as
 compared to the 5.5% sales
 charge in effect prior to July
 28, 1997. In addition, Class A
 shares are now subject to an
 ongoing 12b-1 fee which is
 reflected in the restated
 performance for that class.
(1) Figure shown assumes reinvestment
    of all distributions and
    does not reflect the
    deduction of any sales
    charges.
(2) Figures shown assumes reinvestment
    of all distributions and the
    deduction of the maximum
    applicable front-end sales
    charge (4.25%). See the
    fund's current prospectus
    for complete details on fees
    and sales charges.
(3) Closing Value assuming a complete
    redemption on August 31,
    1997.
(4) The Lehman Brothers Mutual Fund
    Corporate/ High Yield Index
    measures the performance of
    all investment and
    non-investment grade
    corporate debt securities.
    The Index does not include
    any expenses, fees, or
    charges. The Index is
    unmanaged and should not be
    considered an investment.
(5) The Lehman Brothers High Yield
    Index tracks the performance
    of all below
    investment-grade securities
    which have at least $100
    million in outstanding
    issuance, are greater than
    one year to maturity and are
    issued in fixed rate U.S.
    dollar denominations. The
    Index does not include any
    expenses, fees or charges.
    The Index is unmanaged and
    should not be considered an
    investment.
(6) The Lipper High Current Yield
    Funds Index is an
    equally-weighted performance
    index of the largest
    qualifying funds (based on
    net assets) in the Lipper
    High Current Yield Funds
    objective. The Index, which
    is adjusted for capital
    gains distributions and
    income dividends, is
    unmanaged and should not be
    considered an investment.
    There are currently 30 funds
    represented in this index.

              [GRAPH]
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.
(2) Closing Value assuming a complete redemption on August 31, 1997.
(3) The Lehman Brothers Mutual Fund Corporate/High Yield Index measures the performance of all investment and non-investment grade corporate debt securities. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lehman Brothers High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, are greater than one year to maturity and are issued in fixed rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper High Current Yield Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

performance in this period compares to returns of 14.97 percent for the Lehman High Yield Index and 15.13 percent for the Lipper High Yield Bond Fund Index. The accompanying charts illustrate the growth of a $10,000 investment in the Fund's Class A and Class D shares for the ten-year period ended August 31, 1997, compared to similar hypothetical investments in the issues that comprise the Lehman Brothers Mutual Fund Corporate/High Yield Index, the Lehman Brothers High Yield Index and the Lipper High Yield Bond Funds Index.

As the economy has continued to expand over the past few years, the Fund has tended to concentrate on B-rated issues. In a growing economy one can generally find undervalued upgrade candidates in this sector of the market that provide attractive yields as well as appreciation potential. We continue to feel that many of these issues are very attractive long-term investments. However, given the lower market yields available today and the potential for a modest Federal Reserve rate tightening down the road, we have taken some defensive steps with the portfolio. These include increasing our allocation to the higher-quality end of the market (BB-rated issues or higher). We feel that these holdings will better protect shareholders during a potentially nervous market environment as well as provide the liquidity and portfolio flexibility needed to take advantage of future opportunities. In addition, the Fund continues to limit its exposure to cyclical industries and remains focused on more-predictable, recession-resistant growth sectors of the economy, such as broadcast media and cable telecommunications and food and beverages. In some of these sectors, such as media and telecommunications, we expect to see continued consolidation, which should bode well for many of the Fund's individual holdings.

LOOKING AHEAD

The one- to two-year outlook for the high-yield market remains favorable, given our expectations for continued growth in the economy and generally improving credit quality in the high-yield marketplace. We caution, however, that during this period the possibility exists for another round of investor nervousness given the potential for Federal Reserve Board moves. As discussed above, the Fund is well positioned to take advantage of any potential market disruptions given its more conservative positioning today. Assuming the longer-term market outlook remains unchanged, these market disruptions would likely be viewed as buying opportunities allowing the Fund to lock in attractive yields and prices for its shareholders.

DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

We thank you for your continued support of Dean Witter High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER HIGH YIELD SECURITIES INC.
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on five separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

VOTE                            NO. OF SHARES
------------------------------  -------------
For...........................     45,518,869
Against.......................      1,348,785
Abstain.......................      3,620,166

(2) ELECTION OF DIRECTORS:

Michael Bozic
For...........................     47,959,004
Withheld......................      2,528,816
Charles A. Fiumefreddo
For...........................     47,929,192
Withheld......................      2,558,628
Edwin J. Garn
For...........................     47,973,048
Withheld......................      2,514,772
John R. Haire
For...........................     47,880,635
Withheld......................      2,607,185
Wayne E. Hedien
For...........................     47,981,659
Withheld......................      2,506,161
Dr. Manuel H. Johnson
For...........................     47,991,966
Withheld......................      2,495,854
Michael E. Nugent
For...........................     47,979,255
Withheld......................      2,508,565
Philip J. Purcell
For...........................     47,975,198
Withheld......................      2,512,622
John L. Schroeder
For...........................     47,989,166
Withheld......................      2,498,654

(3) APPROVAL OF AN AMENDMENT TO THE CORPORATION'S ARTICLES OF INCORPORATION TO PERMIT MULTIPLE CLASSES OR SERIES OF SHARES:

For...........................     43,328,978
Against.......................      2,237,893
Abstain.......................      4,920,949

(4) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

For...........................     38,717,289
Against.......................      6,872,220
Abstain.......................      4,898,311

(5) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

For...........................     46,579,728
Against.......................        587,113
Abstain.......................      3,320,979

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997

PRINCIPAL
AMOUNT IN                                                                       COUPON     MATURITY
THOUSANDS                                                                        RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (90.4%)
            AEROSPACE (0.8%)
$    4,000  Sabreliner Corp. (Series B).......................................  12.50 %    04/15/03  $  4,090,000
                                                                                                     ------------
            AUTOMOTIVE (3.8%)
    10,000  APS, Inc..........................................................  11.875     01/15/06     8,800,000
    10,000  Toyota Motor Credit Corp..........................................  15.00      09/26/97    10,056,500
                                                                                                     ------------
                                                                                                       18,856,500
                                                                                                     ------------
            BROADCAST MEDIA (8.1%)
     4,000  Adams Outdoor Advertising L.P.....................................  10.75      03/15/06     4,340,000
     4,000  Australis Holdings Ltd. (Australia)...............................  15.00++    11/01/02     3,320,000
     5,000  Echostar DBS Corp. - 144A*........................................  12.50      07/01/02     5,100,000
     5,000  Echostar Satellite Broadcasting...................................  13.125++   03/15/04     3,750,000
     2,500  Outdoor Communications, Inc.......................................   9.25      08/15/07     2,475,000
     4,000  Paxson Communications Corp........................................  11.625     10/01/02     4,360,000
     6,000  Spanish Broadcasting System, Inc..................................  12.50      06/15/02     6,780,000
     4,000  STC Broadcasting, Inc. - 144A*....................................  11.00      03/15/07     4,270,000
    10,135  TCI Satellite Entertainment Corp. - 144A*.........................  12.25++    02/15/07     6,435,725
                                                                                                     ------------
                                                                                                       40,830,725
                                                                                                     ------------
            BUSINESS SERVICES (1.6%)
     8,000  Anacomp, Inc. (Series B)..........................................  10.875     04/01/04     8,260,000
                                                                                                     ------------
            CABLE & TELECOMMUNICATIONS (14.4%)
     5,200  Adelphia Communications, Inc. - 144A*.............................   9.875     03/01/07     5,200,000
     4,050  American Communications Services, Inc.............................  13.00++    11/01/05     2,602,125
     2,000  American Communications Services, Inc.............................  12.75++    04/01/06     1,205,000
     5,000  American Communications Services, Inc. - 144A*....................  13.75      07/15/07     5,337,500
     4,000  Cablevision Systems Corp..........................................   9.875     04/01/23     4,280,000
     4,000  Charter Communication South East L.P. (Series B)..................  11.25      03/15/06     4,330,000
     4,000  Falcon Holdings Group L.P. (Series B).............................  11.00+     09/15/03     4,219,555
     4,000  FrontierVision Operating Partners, L.P............................  11.00      10/15/06     4,250,000
     4,000  GST Equipment Funding, Inc. - 144A*...............................  13.25      05/01/07     4,350,000
    13,000  Hyperion Telecommunication, Inc. (Series B).......................  13.00++    04/15/03     8,255,000
    28,400  In-Flight Phone Corp. (Series B) (a)..............................  14.00++    05/15/02     2,556,000
     4,000  IXC Communications, Inc. (Series B)...............................  12.50      10/01/05     4,570,000
     2,000  NextLink Communications, Inc......................................  12.50      04/15/06     2,210,000
     5,000  Paging Network, Inc...............................................  10.125     08/01/07     5,075,000
     5,050  Peoples Telephone Co., Inc........................................  12.25      07/15/02     5,289,875
     4,000  Rifkin Acquisition Partners L.P...................................  11.125     01/15/06     4,310,000
     4,000  Talton Holdings, Inc. - 144A*.....................................  11.00      06/30/07     4,220,000
                                                                                                     ------------
                                                                                                       72,260,055
                                                                                                     ------------
            CONSUMER PRODUCTS (2.7%)
     5,500  J.B Williams Holdings, Inc........................................  12.00      03/01/04     5,747,500
     8,000  Renaissance Cosmetics, Inc........................................  11.75      02/15/04     8,040,000
                                                                                                     ------------
                                                                                                       13,787,500
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                       COUPON     MATURITY
THOUSANDS                                                                        RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------
            CONTAINERS (2.1%)
$    5,000  Mail-Well Corp....................................................  10.50 %    02/15/04  $  5,300,000
     5,000  Packaging Resources, Inc..........................................  11.625     05/01/03     5,162,500
                                                                                                     ------------
                                                                                                       10,462,500
                                                                                                     ------------
            ELECTRICAL & ALARM SYSTEMS (1.8%)
    11,000  Mosler, Inc.......................................................  11.00      04/15/03     9,240,000
                                                                                                     ------------
            ENTERTAINMENT/GAMING & LODGING (10.7%)
     4,000  AMF Group Inc. (Series B).........................................  10.875     03/15/06     4,415,000
     9,750  Fitzgeralds Gaming Corp. (Units)++................................  13.00      12/31/02     9,262,500
    10,000  Lady Luck Gaming Finance Corp.....................................  11.875     03/01/01    10,000,000
     8,000  Motels of America, Inc. (Series B)................................  12.00      04/15/04     7,660,000
     4,000  Players International, Inc........................................  10.875     04/15/05     4,225,000
     4,000  Plitt Theaters, Inc. (Canada).....................................  10.875     06/15/04     4,260,000
     4,000  Station Casinos, Inc..............................................   9.625     06/01/03     3,935,000
     1,000  Station Casinos, Inc..............................................  10.125     03/15/06       998,750
    10,000  Stuart Entertainment, Inc. (Series B).............................  12.50      11/15/04     8,800,000
                                                                                                     ------------
                                                                                                       53,556,250
                                                                                                     ------------
            FINANCE (5.7%)
     8,000  Commercial Credit Co..............................................  15.00      07/10/98     8,618,240
     9,500  General Electric Capital Corp.....................................  13.50      01/20/98     9,777,780
    10,000  Household Finance Corp............................................  15.00      09/25/98    10,053,600
                                                                                                     ------------
                                                                                                       28,449,620
                                                                                                     ------------
            FOODS & BEVERAGES (9.1%)
     4,000  Envirodyne Industries, Inc........................................  10.25      12/01/01     4,010,000
     4,000  Fleming Companies, Inc............................................  10.625     12/15/01     4,250,000
     2,000  Fleming Companies, Inc. - 144A*...................................  10.50      12/01/04     2,025,000
     2,000  Fleming Companies, Inc. - 144A*...................................  10.625     07/31/07     2,035,000
     4,000  General Mills, Inc................................................  13.50      01/21/98     4,118,520
    13,500  PepsiCo, Inc......................................................  15.00      08/06/98    14,631,030
    35,400  Specialty Foods Acquisition Corp. (Series B)......................  13.00++    08/15/05    14,691,000
                                                                                                     ------------
                                                                                                       45,760,550
                                                                                                     ------------
            HEALTHCARE (2.7%)
     5,000  Unilab Corp.......................................................  11.00      04/01/06     4,875,000
    10,000  Unison Healthcare Corp. - 144A*...................................  12.25      11/01/06     8,600,000
                                                                                                     ------------
                                                                                                       13,475,000
                                                                                                     ------------
            MANUFACTURING (3.7%)
     4,000  Berry Plastics Corp...............................................  12.25      04/15/04     4,390,000
     4,000  Exide Electronics Group, Inc. (Series B)..........................  11.50      03/15/06     4,630,000
     4,000  International Wire Group, Inc.....................................  11.75      06/01/05     4,350,000
     5,000  Uniroyal Technology Corp..........................................  11.75      06/01/03     5,000,000
                                                                                                     ------------
                                                                                                       18,370,000
                                                                                                     ------------
            MANUFACTURING - DIVERSIFIED (7.6%)
     4,000  Foamex L.P........................................................  11.875     10/01/04     4,300,000
     3,870  Interlake Corp....................................................  12.00      11/15/01     4,305,375
     5,000  Interlake Corp....................................................  12.125     03/01/02     5,200,000
     5,000  J.B. Poindexter & Co., Inc........................................  12.50      05/15/04     5,300,000
     9,000  Jordan Industries, Inc. - 144A*...................................  10.375     08/01/07     9,022,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                       COUPON     MATURITY
THOUSANDS                                                                        RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------
$   17,580  Jordan Industries, Inc. - 144A*...................................  11.75++%   04/01/09  $  9,669,000
     5,000  Starcraft Industrial Corp. (a)....................................  16.50      01/15/98       200,000
                                                                                                     ------------
                                                                                                       37,996,875
                                                                                                     ------------
            OIL & GAS (1.3%)
     2,500  Forman Petroleum Corp. - 144A*....................................  13.50      06/01/04     2,475,000
     4,000  Petro Stopping Centers L.P........................................  10.50      02/01/07     4,110,000
                                                                                                     ------------
                                                                                                        6,585,000
                                                                                                     ------------
            PUBLISHING (2.3%)
     4,000  American Media Operations, Inc....................................  11.625     11/15/04     4,360,000
     3,000  MDC Communications Corp...........................................  10.50      12/01/06     3,183,750
     4,000  United States Banknote Corp.......................................  10.375     06/01/02     4,150,000
                                                                                                     ------------
                                                                                                       11,693,750
                                                                                                     ------------
            RESTAURANTS (5.9%)
    25,072  American Restaurant Group Holdings, Inc...........................  14.00++    12/15/05     8,900,560
     3,000  Ameriking, Inc....................................................  10.75      12/01/06     3,150,000
     4,000  Boston Chicken, Inc. (Conv.)......................................   4.50      02/01/04     2,856,520
     4,000  Carrols Corp......................................................  11.50      08/15/03     4,280,000
     9,950  FRD Acquisition Corp. (Series B)..................................  12.50      07/15/04    10,596,750
                                                                                                     ------------
                                                                                                       29,783,830
                                                                                                     ------------
            RETAIL (1.1%)
    10,450  County Seat Stores Inc. (b).......................................  12.00      10/01/02     5,512,375
                                                                                                     ------------
            RETAIL - FOOD CHAINS (3.4%)
     4,000  Jitney-Jungle Stores of America, Inc..............................  12.00      03/01/06     4,600,000
    10,000  Pathmark Stores, Inc..............................................   9.625     05/01/03     9,675,000
     3,000  Pueblo Xtra International - 144A*.................................   9.50      08/01/03     2,940,000
                                                                                                     ------------
                                                                                                       17,215,000
                                                                                                     ------------
            TEXTILES (1.6%)
    10,117  U.S. Leather, Inc.................................................  10.25      07/31/03     7,790,090
                                                                                                     ------------

            TOTAL CORPORATE BONDS
            (IDENTIFIED COST $475,263,105).........................................................   453,975,620
                                                                                                     ------------

NUMBER OF
  SHARES
----------
            COMMON STOCKS (c) (2.8%)
            AUTOMOTIVE (0.0%)
       709  Northern Holdings Industrial Corp. (d)*................................................       --
                                                                                                     ------------
            ENTERTAINMENT/GAMING & LODGING (0.0%)
     7,500  Motels of America, Inc. - 144A*........................................................       112,500
   781,421  Vagabond Inns, Inc. (Class D) (a)......................................................           781
                                                                                                     ------------
                                                                                                          113,281
                                                                                                     ------------
            FOODS & BEVERAGES (0.1%)
   273,750  Specialty Foods Acquisition Corp. - 144A*..............................................       273,750
                                                                                                     ------------
            MANUFACTURING - DIVERSIFIED (2.7%)
   448,613  Thermadyne Holdings Corp. (d)..........................................................    13,402,314
                                                                                                     ------------
            OIL & GAS (0.0%)
    56,977  Sheridan Energy, Inc...................................................................       142,443
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997, CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            RESTAURANTS (0.0%)
    26,057  American Restaurant Group Holdings, Inc. - 144A*.......................................  $     26,057
                                                                                                     ------------
            TEXTILES (0.0%)
    12,000  JPS Textiles Group, Inc. (Class A).....................................................           120
                                                                                                     ------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $66,597,302)..........................................................    13,957,965
                                                                                                     ------------

            PREFERRED STOCKS (0.7%)
            ENTERTAINMENT/GAMING & LODGING (0.5%)
    80,000  Fitzgeralds Gaming Corp. (Units) ++....................................................     2,280,000
                                                                                                     ------------
            OIL & GAS (0.2%)
    20,000  Forman Petroleum Corp. (Conv.) (Units)++ - 144A*.......................................     1,000,000
                                                                                                     ------------

            TOTAL PREFERRED STOCKS
            (IDENTIFIED COST $3,000,000)...........................................................     3,280,000
                                                                                                     ------------

NUMBER OF                                                                                EXPIRATION
 WARRANTS                                                                                   DATE
----------                                                                               ----------
            WARRANTS (c) (0.1%)
            AEROSPACE (0.0%)
     9,000  Sabreliner Corp. - 144A*...................................................   04/15/03         90,040
                                                                                                     ------------
            BROADCAST MEDIA (0.0%)
     4,000  Australis Holdings Ltd. - 144A* (Australia)................................   10/30/01        --
                                                                                                     ------------
            CABLE & TELECOMMUNICATIONS (0.1%)
    10,000  Hyperion Telecommunication, Inc. (Series B) - 144A*........................   04/01/01        300,025
                                                                                                     ------------
            CONTAINERS (0.0%)
    10,000  Crown Packaging Holdings, Ltd. - 144A*.....................................   11/01/03            100
                                                                                                     ------------
            ENTERTAINMENT/GAMING & LODGING (0.0%)
     5,000  Boomtown, Inc. - 144A*.....................................................   11/01/98        --
     8,312  Fitzgeralds Gaming Corp....................................................   12/19/98          8,397
     3,500  Fitzgeralds South Inc. - 144A*.............................................   03/15/99        --
                                                                                                     ------------
                                                                                                            8,397
                                                                                                     ------------
            MANUFACTURING (0.0%)
    70,000  Uniroyal Technology Corp...................................................   06/01/03        105,000
                                                                                                     ------------
            OIL & GAS (0.0%)
     2,500  Forman Petroleum Corp. - 144A*.............................................   06/01/04        --
                                                                                                     ------------
            RETAIL (0.0%)
    10,000  County Seat Holdings Co....................................................   10/15/98            100
                                                                                                     ------------

            TOTAL WARRANTS
            (IDENTIFIED COST $1,323,594)...........................................................       503,662
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                   COUPON       MATURITY
THOUSANDS                                                                    RATE          DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS (5.1%)
            U.S. GOVERNMENT AGENCY (e) (4.2%)
$   21,100  Federal Home Loan Mortgage Corp.
            (AMORTIZED COST   $21,096,777).............................         5.50%      09/02/97  $ 21,096,777
                                                                                                     ------------

            REPURCHASE AGREEMENT (0.9%)
     4,622  The Bank of New York (dated 08/29/97; proceeds $4,624,000)
              (f)
            (IDENTIFIED COST   $4,621,504).............................          5.25      09/02/97     4,621,504
                                                                                                     ------------

            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $25,718,281)..........................................................    25,718,281
                                                                                                     ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $571,902,282) (g)........................................................   99.1 %   497,435,528

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.9       4,633,272
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 502,068,800
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; bonds or preferred stocks with attached warrants.
 +   Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at a rate shown at a future specified date.
(a)  Non-income producing security; issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Non-income producing securities.
(d)  Acquired through exchange offer.
(e) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(f) Collateralized by $22,085,523 0.0% U.S. Treasury Note due 08/15/20 valued at $4,713,934.
(g) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $27,663,197 and the aggregate gross unrealized depreciation is $102,129,951, resulting in net unrealized depreciation of $74,466,754.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $571,902,282)............................  $   497,435,528
Receivable for:
    Interest................................................       11,738,754
    Capital stock sold......................................        2,047,183
Prepaid expenses and other assets...........................           75,311
                                                              ---------------
     TOTAL ASSETS...........................................      511,296,776
                                                              ---------------
LIABILITIES:
Payable for:
    Investments purchased...................................        7,783,913
    Dividends to shareholders...............................          887,990
    Investment management fee...............................          209,813
    Capital stock repurchased...............................          208,017
    Plan of distribution fee................................            8,141
Accrued expenses and other payables.........................          130,102
                                                              ---------------
     TOTAL LIABILITIES......................................        9,227,976
                                                              ---------------
     NET ASSETS.............................................  $   502,068,800
                                                              ---------------
                                                              ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $ 1,467,244,599
Net unrealized depreciation.................................      (74,466,754)
Accumulated undistributed net investment income.............        7,755,090
Accumulated net realized loss...............................     (898,464,135)
                                                              ---------------
     NET ASSETS.............................................  $   502,068,800
                                                              ---------------
                                                              ---------------
CLASS A SHARES:
Net Assets..................................................  $     1,995,959
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE)....................................................          292,643
     NET ASSET VALUE PER SHARE..............................            $6.82
                                                              ---------------
                                                              ---------------

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)......            $7.12
                                                              ---------------
                                                              ---------------
CLASS B SHARES:
Net Assets..................................................  $    15,828,299
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE)....................................................        2,321,051
     NET ASSET VALUE PER SHARE..............................            $6.82
                                                              ---------------
                                                              ---------------
CLASS C SHARES:
Net Assets..................................................  $     5,224,906
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE)....................................................          766,149
     NET ASSET VALUE PER SHARE..............................            $6.82
                                                              ---------------
                                                              ---------------
CLASS D SHARES:
Net Assets..................................................  $   479,019,636
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE)....................................................       70,229,605
     NET ASSET VALUE PER SHARE..............................            $6.82
                                                              ---------------
                                                              ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1997*

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $ 58,716,331
                                                              ------------

EXPENSES
Plan of distribution fee (Class B shares)...................         5,633
Plan of distribution fee (Class C shares)...................         2,322
Invesment management fee....................................     2,356,223
Transfer agent fees and expenses............................       521,837
Professional fees...........................................       124,623
Shareholder reports and notices.............................        70,155
Registration fees...........................................        47,874
Custodian fees..............................................        33,391
Directors' fees and expenses................................        14,041
Other.......................................................        13,758
                                                              ------------

     TOTAL EXPENSES.........................................     3,189,857
                                                              ------------

     NET INVESTMENT INCOME..................................    55,526,474
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................   (39,986,189)
Net change in unrealized depreciation.......................    50,139,683
                                                              ------------

     NET GAIN...............................................    10,153,494
                                                              ------------

NET INCREASE................................................  $ 65,679,968
                                                              ------------
                                                              ------------

---------------------
 *   Class A, Class B and Class C shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR      FOR THE YEAR
                                                                   ENDED             ENDED
                                                              AUGUST 31,1997*   AUGUST 31, 1996
-----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................   $   55,526,474    $   55,722,131
Net realized loss...........................................      (39,986,189)      (17,329,860)
Net change in unrealized depreciation.......................       50,139,683         9,730,771
                                                              ---------------   ---------------

     NET INCREASE...........................................       65,679,968        48,123,042
                                                              ---------------   ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................          (12,761)        --
    Class B shares..........................................          (95,764)        --
    Class C shares..........................................          (32,881)        --
    Class D shares..........................................      (57,967,266)      (51,517,938)
                                                              ---------------   ---------------

     TOTAL DIVIDENDS........................................      (58,108,672)      (51,517,938)
                                                              ---------------   ---------------

Net increase from capital stock transactions................       34,294,665         8,152,392
                                                              ---------------   ---------------

     NET INCREASE...........................................       41,865,961         4,757,496

NET ASSETS:
Beginning of period.........................................      460,202,839       455,445,343
                                                              ---------------   ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $7,755,090 AND $10,337,288, RESPECTIVELY)...............   $  502,068,800    $  460,202,839
                                                              ---------------   ---------------
                                                              ---------------   ---------------

---------------------
 *   Class A, Class B and Class C shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of theses Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares,

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $419,117 at August 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended August 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $295 and for the period September 1, 1996 to July 28, 1997 received $1,582,304 in front-end sales charges from sales of the Fund's shares and for the period July 28, 1997 to August 31, 1997 received $58,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1997, aggregated $524,360,503 and $506,764,219, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At August 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $10,000.

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 1997 included in Directors' fees and expenses in the Statement of Operations amounted to $2,231. At August 31, 1997, the Fund had an accrued pension liability of $48,926 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         AUGUST 31, 1997               AUGUST 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
  Sold...........................................................      292,513   $    1,999,324       --             --
  Reinvestment of dividends......................................          553            3,764       --             --
  Redeemed.......................................................         (423)          (2,907)      --             --
                                                                   -----------   --------------   -----------   ------------
  Net increase - Class A.........................................      292,643        2,000,181       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES*
  Sold...........................................................    2,516,637       17,204,073       --             --
  Reinvestment of dividends......................................        6,503           44,221       --             --
  Redeemed.......................................................     (202,089)      (1,383,116)      --             --
                                                                   -----------   --------------   -----------   ------------
  Net increase - Class B.........................................    2,321,051       15,865,178       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
  Sold...........................................................      766,860        5,242,777       --             --
  Reinvestment of dividends......................................        2,742           18,649       --             --
  Redeemed.......................................................       (3,453)         (23,617)      --             --
                                                                   -----------   --------------   -----------   ------------
  Net increase - Class C.........................................      766,149        5,237,809       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
  Sold...........................................................    7,619,881       51,079,158     7,479,221   $ 50,396,628
  Reinvestment of dividends......................................    4,584,033       30,556,953     3,993,442     26,742,126
                                                                   -----------   --------------   -----------   ------------
                                                                    12,203,914       81,636,111    11,472,663     77,138,754
  Redeemed.......................................................  (10,516,313)     (70,444,614)  (10,236,571)   (68,986,362)
                                                                   -----------   --------------   -----------   ------------
  Net increase - Class D.........................................    1,687,601       11,191,497     1,236,092      8,152,392
                                                                   -----------   --------------   -----------   ------------
  Net increase in Fund...........................................    5,067,444   $   34,294,665     1,236,092   $  8,152,392
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
 *   For the period July 28, 1997 (issue date) through August 31, 1997.

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

6. FEDERAL INCOME TAX STATUS

At August 31, 1997, the Fund had a net capital loss carryover of approximately $882,518,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                                             AMOUNTS IN THOUSANDS
--------------------------------------------------------------------------------------------------------------
   1998          1999           2000          2001          2002          2003         2004          2005
-----------  -------------  -------------  -----------  -------------  -----------  -----------  -------------
$    82,234  $     293,125  $     182,201  $    45,084  $     166,660  $    50,599  $    23,296  $      39,319
-----------  -------------  -------------  -----------  -------------  -----------  -----------  -------------
-----------  -------------  -------------  -----------  -------------  -----------  -----------  -------------

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,031,000 during fiscal 1997.

At August 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $95,139,725.

7. OTHER

The Board of Directors of the Fund and the Board of Trustees of Dean Witter High Income Securities ("High Income") have approved a reorganization plan whereby the assets and liabilities of High Income would be merged into the Fund. This plan is subject to the consent of the High Income shareholders. If approved, the Fund's assets would be combined and High Income shareholders would become shareholders of the Fund, receiving Class B shares of the Fund equal to the value of their holdings in High Income.

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                         FOR THE YEAR ENDED AUGUST 31
                      --------------------------------------------------------------------------------------------------
                      1997*++    1996      1995      1994      1993      1992      1991       1990      1989      1988
------------------------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.............  $  6.71   $  6.77   $  6.83   $  7.58   $  7.23   $  5.92   $  6.78   $  10.40   $ 11.99   $ 13.72
                      -------   -------   -------   -------   -------   -------   -------   --------   -------   -------

Net investment
 income.............     0.79      0.83      0.80      0.79      0.89      0.95      0.94       1.48      1.67      1.84

Net realized and
 unrealized gain
 (loss).............     0.15     (0.12)    (0.06)    (0.68)     0.54      1.04     (0.86)     (3.78)    (1.48)    (1.77)
                      -------   -------   -------   -------   -------   -------   -------   --------   -------   -------

Total from
 investment
 operations.........     0.94      0.71      0.74      0.11      1.43      1.99      0.08      (2.30)     0.19      0.07
                      -------   -------   -------   -------   -------   -------   -------   --------   -------   -------

Less dividends and
 distributions from:
   Net investment
   income...........    (0.83)    (0.77)    (0.80)    (0.86)    (1.08)    (0.68)    (0.94)     (1.32)    (1.75)    (1.80)
  Paid-in-capital...    --        --        --        --        --        --        --         --        (0.03)    --
                      -------   -------   -------   -------   -------   -------   -------   --------   -------   -------

Total dividends and
 distributions......    (0.83)    (0.77)    (0.80)    (0.86)    (1.08)    (0.68)    (0.94)     (1.32)    (1.78)    (1.80)
                      -------   -------   -------   -------   -------   -------   -------   --------   -------   -------

Net asset value, end
 of period..........  $  6.82   $  6.71   $  6.77   $  6.83   $  7.58   $  7.23   $  5.92   $   6.78   $ 10.40   $ 11.99
                      -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
                      -------   -------   -------   -------   -------   -------   -------   --------   -------   -------

TOTAL INVESTMENT
RETURN+.............    15.01%    11.07%    11.98%     0.93%    22.29%    35.46%     4.67%    (23.28)%    1.39%     0.97%

RATIOS TO AVERAGE
NET ASSETS:
Expenses............     0.68%     0.66%     0.79%     0.69%     0.67%     0.77%     0.87%      0.60%     0.49%     0.49%

Net investment
 income.............    11.78%    12.27%    12.06%    10.40%    12.14%    13.96%    16.47%     17.67%    14.61%    14.79%

SUPPLEMENTAL DATA:
Net assets, end of
 period, in
 millions...........     $479      $460      $455      $478      $540      $512      $436       $690    $1,794    $2,140

Portfolio turnover
 rate...............      113%       49%       74%      127%      173%      113%       93%        21%       55%      107%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                           AUGUST 31,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  6.83
                                                                              -----
Net investment income.................................................         0.07
Net realized and unrealized loss......................................        (0.03)
                                                                              -----
Total from investment operations......................................         0.04
                                                                              -----
Less dividends from net investment income.............................        (0.05)
                                                                              -----
Net asset value, end of period........................................      $  6.82
                                                                              -----
                                                                              -----
TOTAL INVESTMENT RETURN+..............................................         0.65%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.93%(2)
Net investment income.................................................        11.80%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................           $2
Portfolio turnover rate...............................................          113%

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  6.83
                                                                              -----
Net investment income.................................................         0.07
Net realized and unrealized loss......................................        (0.03)
                                                                              -----
Total from investment operations......................................         0.04
                                                                              -----
Less dividends from net investment income.............................        (0.05)
                                                                              -----
Net asset value, end of period........................................      $  6.82
                                                                              -----
                                                                              -----
TOTAL INVESTMENT RETURN+..............................................         0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.42%(2)
Net investment income.................................................        11.28%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................          $16
Portfolio turnover rate...............................................          113%

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                           AUGUST 31,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................        $6.83
                                                                              -----

Net investment income.................................................         0.07

Net realized and unrealized loss......................................        (0.03)
                                                                              -----

Total from investment operations......................................         0.04
                                                                              -----

Less dividends from net investment income.............................        (0.05)
                                                                              -----

Net asset value, end of period........................................        $6.82
                                                                              -----
                                                                              -----

TOTAL INVESTMENT RETURN+..............................................         0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.52%(2)

Net investment income.................................................        11.18%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................           $5

Portfolio turnover rate...............................................          113%

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER HIGH YIELD SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter High Yield Securities Inc. (the "Fund") at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
OCTOBER 10, 1997

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
HIGH YIELD
SECURITIES


[GRAPHIC]


ANNUAL REPORT
AUGUST 31, 1997